Document and Entity Information	Jun. 28, 2024
Cover [Abstract]
Entity Registrant Name	Blue Owl Capital Corp III
Entity Address, State or Province	NY
Amendment Flag	false
Entity Central Index Key	0001807427
Document Type	8-K
Document Period End Date	Jun. 28, 2024
Entity Incorporation State Country Code	MD
Entity File Number	814-01345
Entity Tax Identification Number	84-4493477
Entity Address, Address Line One	399 Park Avenue
Entity Address, City or Town	New York
Entity Address, Postal Zip Code	10022
City Area Code	(212)
Local Phone Number	419-3000
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock par value $0.01 per share
Trading Symbol	OBDE
Security Exchange Name	NYSE
Entity Emerging Growth Company	true
Entity Ex Transition Period	false